Organization and Business Description (Details)					12 Months Ended
	Jan. 27, 2025 USD ($) $ / shares shares	Jan. 25, 2025 $ / shares shares	Jan. 24, 2025 $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($) $ / shares	Mar. 31, 2025 $ / shares	Jan. 06, 2023 shares
Organization and Business Description [Line items]
Number of shares acquired									20,000
Shares issued	2,300,000
Par value | (per share)
Offering price per share | $ / shares	$ 4	$ 4		$ 4
Gross proceeds	$ 9,200,000			$ 9,200,000	$ 71,462,841	$ 9,185,573
IPO [Member]
Organization and Business Description [Line items]
Shares issued				2,000,000
Purchase additional ordinary shares		300,000
Gross proceeds | $	$ 9,200,000
IPO [Member] | Common Stock [Member]
Organization and Business Description [Line items]
Par value | $ / shares
Over-Allotment Option [Member] | R.F. Lafferty & Co., Inc. [Member]
Organization and Business Description [Line items]
Offering price per share | $ / shares			$ 4
Purchase additional ordinary shares			300,000